UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
           --------------------------------------------------
Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell         Charlotte, North Carolina        8/6/09
       -------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:        $96,616
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.           Form 13F File Number        Name

      1                 028-13407              St. George Partners, LLC
      2                 028-13408              Ian Banwell









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
                                                               FORM 13F INFORMATION TABLE
   COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                  TITLE OF                 VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                     CLASS         CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS      SOLE   SHARED NONE
--------------------------     ------------    ----------  --------  -----------------  ----------  --------    --------------------
AES CORP                       COM              00130H105   2,796     240,847 SH           SOLE                240,847
AES CORP                       COM              00130H105  12,771   1,100,000 SH  CALL     SOLE              1,100,000
ALLEGHENY ENERGY INC           COM              017361106   2,338      91,142 SH           SOLE                 91,142
AMERICAN COMMERCIAL LINES      COM PAR $0.01    025195405     387      25,000 SH           SOLE                 25,000
AMERICAN EXPRESS CO            COM              025816109   3,486     150,000 SH  CALL     SOLE                150,000
AMR CORP                       COM              001765106     402     100,000 SH           SOLE                100,000
ANNALY CAP MGMT INC            COM              035710409   6,056     400,000 SH           SOLE                400,000
APOLLO GROUP INC               CL A             037604105     711      10,000 SH  CALL     SOLE                 10,000
AT&T INC                       COM              00206R102   1,242      50,000 SH           SOLE                 50,000
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     471      12,680 SH           SOLE                 12,680
CAREER EDUCATION CORP          COM              141665109     249      10,000 SH           SOLE                 10,000
CAREER EDUCATION CORP          COM              141665109   1,245      50,000 SH  PUT      SOLE                 50,000
COMCAST CORP NEW               CL A             20030N101     362      25,000 SH           SOLE                 25,000
CRACKER BARREL OLD CTRY STOR   COM              22410J106   1,674      60,000 SH  PUT      SOLE                 60,000
DEAN FOODS CO NEW              COM              242370104   3,262     170,000 SH           SOLE                170,000
DEAN FOODS CO NEW              COM              242370104   1,919     100,000 SH  CALL     SOLE                100,000
DICKS SPORTING GOODS INC       COM              253393102     699      40,665 SH           SOLE                 40,665
FURNITURE BRANDS INTL INC      COM              360921100     227      74,900 SH           SOLE                 74,900
HORIZON LINES INC              COM              44044K101   2,255     584,113 SH           SOLE                584,113
HUGHES COMMUNICATIONS INC      COM              444398101     363      15,894 SH           SOLE                 15,894
JACK IN THE BOX INC            COM              466367109   1,123      50,000 SH  CALL     SOLE                 50,000
L-1 IDENTITY SOLUTIONS INC     COM              50212A106   2,084     269,200 SH           SOLE                269,200
LA Z BOY INC                   COM              505336107      77      16,216 SH           SOLE                 16,216
MICROSOFT CORP                 COM              594918104   4,345     182,800 SH           SOLE                182,800
MICROSOFT CORP                 COM              594918104   2,377     100,000 SH  CALL     SOLE                100,000
NAVIOS MARITIME ACQUIS CORP    UNIT 99/99/9999  Y62159127   2,368     250,000 SH           SOLE                250,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     440       4,500 SH           SOLE                  4,500
REGAL ENTMT GROUP              CL A             758766109     532      40,000 SH           SOLE                 40,000
REPUBLIC SVCS INC              COM              760759100     610      25,000 SH           SOLE                 25,000
REPUBLIC SVCS INC              COM              760759100   1,221      50,000 SH  CALL     SOLE                 50,000
SANDERSON FARMS INC            COM              800013104   2,250      50,000 SH  CALL     SOLE                 50,000
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     950      43,268 SH           SOLE                 43,268
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886   3,263     117,000 SH           SOLE                117,000
SMITHFIELD FOODS INC           COM              832248108   1,742     124,693 SH           SOLE                124,693
SMITHFIELD FOODS INC           COM              832248108   5,658     405,000 SH  CALL     SOLE                405,000
SOUTHERN COPPER CORP           COM              84265V105     715      35,000 SH           SOLE                 35,000
STAR BULK CARRIERS CORP        COM              Y8162K105     734     199,976 SH           SOLE                199,976
STRAYER ED INC                 COM              863236105   1,091       5,000 SH  CALL     SOLE                  5,000
TEXTRON INC                    COM              883203101     966     100,000 SH  CALL     SOLE                100,000
UNITEDHEALTH GROUP INC         COM              91324P102   2,498     100,000 SH  CALL     SOLE                100,000
WAL MART STORES INC            COM              931142103   2,906      60,000 SH           SOLE                 60,000
WENDYS ARBYS GROUP INC         COM              950587105  15,751   3,937,786 SH           SOLE              3,937,786

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